Expense Example - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591